Related Party Transactions - Additional Information (Details) - USD ($)					1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 14, 2023	May 31, 2023	Mar. 29, 2023	Feb. 06, 2023	Nov. 30, 2020	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Aug. 30, 2023	Aug. 22, 2023	Jun. 30, 2023	Jun. 22, 2023	May 12, 2023	Mar. 31, 2023	Mar. 28, 2023	Mar. 24, 2023	Mar. 03, 2023	Oct. 31, 2022	Mar. 31, 2022	Mar. 29, 2022	Dec. 31, 2021	Dec. 27, 2021	Jun. 30, 2021	Mar. 01, 2021	Nov. 25, 2020
Related Party Transaction [Line Items]
Related party transaction terms and manner of settlement							of our Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of our stockholders having the right to exchange their shares of common stock for cash, securities or other property, the converted Class A common stock will be released from the lock-up.		for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of our stockholders having the right to exchange their shares of common stock for cash, securities or other property, the converted Class A common stock will be released from the lock-up.
Line of credit outstanding									$ 365,000
Debt Instrument Drawn						$ 365,000	$ 365,000		365,000
Proceed from convertible debt							1,080,000	$ 335,000
Notes payable, fair value disclosure						$ 316,000	$ 316,000
Commercial Paper [Member]
Related Party Transaction [Line Items]
Debt instrument face amount									$ 300,000																	$ 300,000
Promissory note interest bearing																										0.00%
Promissory note payment terms									May 25, 2021
Q12023 Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument drawn				$ 535,000
Proceeds From Notes Payable				356,370
Q12023 Promissory Note [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Debt instrument drawn				$ 535,000
Common Class B [Member]
Related Party Transaction [Line Items]
Common stock shares issued						0	0		7,187,500													7,187,500
Common stock shares outstanding						0	0		7,187,500													7,187,500
Common Class A [Member]
Related Party Transaction [Line Items]
Common stock shares issued						7,187,500	7,187,500		0													0
Common stock shares outstanding						7,187,500	7,187,500		0													0
Working Capital Loans [Member]
Related Party Transaction [Line Items]
Debt instrument convertible conversion price						$ 1	$ 1		$ 1					$ 1
Fair value estimated by the Company						$ 684,165	$ 684,165
Working capital loans															$ 0
Working Capital Loans [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Debt instrument convertible conversion amount																	$ 1,500,000
Working Capital Loans [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Debt instrument convertible conversion amount																	3,500,000
Working Capital Loans [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Debt instrument convertible conversion price																$ 1
Working Capital Loans [Member] | Subsequent Event [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Debt instrument convertible conversion amount																	1,500,000	$ 1,500,000
Working Capital Loans [Member] | Subsequent Event [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Debt instrument convertible conversion amount																	$ 3,500,000	$ 3,500,000
First Working Capital Loan [Member]
Related Party Transaction [Line Items]
Debt instrument face amount																									$ 365,000
Promissory note interest bearing																									0.00%
Fair value estimated by the Company						292,000	292,000		$ 343,034													$ 299,555
Fair value at initial measurement									383,323																$ 383,323
Second Working Capital Loan [Member]
Related Party Transaction [Line Items]
Debt instrument face amount																							$ 800,000
Promissory note interest bearing																							0.00%
Debt Instrument Drawn																							$ 800,000
Debt Instrument Outstanding									800,000
Fair value estimated by the Company						640,000	640,000		751,856
Fair value at initial measurement																						$ 656,560
Third Working Capital Loan [Member]
Related Party Transaction [Line Items]
Debt instrument face amount																					$ 335,000
Promissory note interest bearing																					0.00%
Debt Instrument Drawn						335,000	335,000		335,000
Debt Instrument Outstanding									335,000
Fair value estimated by the Company						$ 268,000	$ 268,000		314,840
Fair value at initial measurement									$ 282,874											$ 282,874
Founders [Member] | Common Class B [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Stock issued during period, Value					$ 25,000
Shares issued price per share					$ 0.0035
Stock issued during period, Shares					7,187,500
Sponser [Member] | Share Price More Than Or Equals To USD Twelve [Member]
Related Party Transaction [Line Items]
Share transfer, trigger price price per share						$ 12	$ 12		$ 12
Number of consecutive trading days for determining share price							20 days		20 days
Number of trading days for determining share price							30 days		30 days
Threshold number of trading days for determining share price from date of business combination							150 days		150 days
Sponser [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Stock issued during period, Shares					4,671,875
Transfer of stock shares transferred					434,375
Common stock shares outstanding											0
Sponser [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Common stock shares issued											7,187,500
Sponser [Member] | Working Capital Loans [Member] | Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Debt instrument value assigned																									145,000
Sponser [Member] | Working Capital Loans [Member] | Vice President [Member]
Related Party Transaction [Line Items]
Debt instrument value assigned																									$ 110,000
Sponser [Member] | Third Working Capital Loan [Member] | Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Debt instrument value assigned						$ 111,667	$ 111,667
Sponser [Member] | Third Working Capital Loan [Member] | Vice President [Member]
Related Party Transaction [Line Items]
Debt instrument value assigned						111,667	111,667
Sponser [Member] | Third Working Capital Loan [Member] | General Counsel And Secretary [Member]
Related Party Transaction [Line Items]
Debt instrument value assigned						111,666	111,666
FL Co Investment [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Stock issued during period, Shares					1,257,813
Transfer of stock shares transferred					13,125
Intrepid Financial Partners [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Stock issued during period, Shares					1,257,812
Related Party [Member] | Working Capital Loans [Member]
Related Party Transaction [Line Items]
Working capital loans									$ 0						$ 0
Q12023 Promissory Note [Member]
Related Party Transaction [Line Items]
Proceeds From Notes Payable		$ 356,370
Q42022 Promissory Note [Member] | Working Capital Loans [Member]
Related Party Transaction [Line Items]
Proceed from convertible debt			$ 726,370
Convertibe Notes And Promissory Note [Member] | Working Capital Loans [Member]
Related Party Transaction [Line Items]
Class of warrants or rights convertble into equity value						$ 3,306,370	$ 3,306,370
Class of warrants or rights number of warrants convertible into equity						3,306,370	3,306,370
Updated Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument face amount									365,000
Debt instrument drawn									$ 335,000
Updated Promissory Note [Member] | Commercial Paper [Member]
Related Party Transaction [Line Items]
Debt instrument face amount																										$ 75,000
Outstanding borrowings amount																								$ 0
Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument face amount								$ 170,000											$ 200,000
Promissory Note [Member] | Merger Agreement [Member]
Related Party Transaction [Line Items]
Transaction cost						$ 1,500,000	$ 1,500,000
Payments for acquisition							3,000,000
Advances to acquisition target						123,897	726,868
Promissory Note [Member] | Subsequent Event [Member] | Merger Agreement [Member]
Related Party Transaction [Line Items]
Advances to acquisition target	$ 106,000
Promissory Note [Member] | Q12023 Promissory Note [Member]
Related Party Transaction [Line Items]
Fair value estimated by the Company						285,096	285,096
Promissory Note [Member] | First Q22023 Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument face amount														$ 395,000
Fair value at initial measurement						229,653	229,653
Promissory Note [Member] | Second Q22023 Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument face amount														$ 355,000
Promissory Note [Member] | Third Q22023 Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument face amount													$ 100,000
Promissory Note [Member] | Fourth Q22023 Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument face amount													$ 50,000
Fair value at initial measurement						40,000	40,000					$ 29,150
Promissory Note [Member] | Q3 2022 Promissory Note [Member]
Related Party Transaction [Line Items]
Fair value estimated by the Company						136,000	136,000
Promissory Note [Member] | Q42022 Promissory Note [Member]
Related Party Transaction [Line Items]
Fair value estimated by the Company						160,000	160,000
Promissory Note [Member] | Second Q3 2023 Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument face amount										$ 495,000
Fair value estimated by the Company						508,000	508,000
Fair value at initial measurement						$ 330,199	$ 330,199
Promissory Note [Member] | First Q3 2023 Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument face amount										$ 635,000